SHARE BASED COMPENSATION (Details)		1 Months Ended		12 Months Ended
	Nov. 24, 2016 shares	Mar. 31, 2017 individual shares	Nov. 30, 2015 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
SHARE BASED COMPENSATION
Vesting period (in months or years)						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Restricted shares
SHARE BASED COMPENSATION
Share based arrangement, shares					65,885,417	137,760,417
Share based arrangement, shares vested				65,885,417	71,875,000
Share based arrangement Founder | Restricted shares
SHARE BASED COMPENSATION
Share based arrangement, shares			300,000,000
Vesting percentage in first anniversary			25.00%
Remaining vesting percentage			75.00%
Vesting period (in months or years)		33 months	36 months
Share based arrangement, shares forfeited	75,000,000
Share based arrangement, shares granted		62,500,000
Number of grantees | individual		2
Share based arrangement, shares vested		19,531,250
Share based arrangement, remaining non-vested shares		42,968,750
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		33 months	36 months